Effects of One Percentage Point Change In Assumed Health Care Cost Trend Rates (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Effect on 2013 service and interest cost, Increase	$ 184
Effect on 2013 service and interest cost, Decrease	(150)
Effect on postretirement benefit obligation as of December 31, 2013, Increase	2,539
Effect on postretirement benefit obligation as of December 31, 2013, Decrease	$ (2,086)